Summary of Material Accounting Policy Information - Detail Information of Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2025	Dec. 31, 2024
Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	0.00%	37.00%
Chunghwa Leading Photonics Tech Co., Ltd. ("CLPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	62.03%	69.87%
Spring House Entertainment Tech. Inc. ("SHE") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	56.00%	56.00%
CHT Security Co., Ltd. ("CHTSC") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	56.69%	63.45%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	45.00%	50.00%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	44.53%	49.64%
Chunghwa Digital Cultural and Creative Capital Co., Ltd (CDCC Capital) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Telecom Europe GmbH (CHTEU) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%	100.00%
CHT InventAI Co., Ltd.("CHAI") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%	0.00%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	33.74%
Chunghwa Telecom Malaysia SDN. BHD. ("CHTM") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	100.00%
Chunghwa Telecom Co., Ltd. and Chunghwa Investment Co., Ltd. [Member] | CHIEF Telecom Inc. ("CHIEF") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	58.56%	58.57%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | Bottom of Range [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	50.00%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	34.00%	34.00%